Offerings - Offering: 1	Oct. 20, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 42,819,737.75
Amount of Registration Fee	$ 5,913.41
Offering Note	Calculated as the aggregate maximum purchase price for Common Shares that could be purchased, based upon the net asset value of the Trust as of September 11, 2026. The fee of $5,913.41 was paid by the Trust in connection with filing its Schedule TO-I. This amendment to the Schedule TO and is being filed to report the results of the Offer. Calculated at $138.10 per $1,000,000 of the Transaction Value.